Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	TETON WESTWOOD FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000796229
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2021
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
TETON WESTWOOD MIGHTY MITES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TETON WESTWOOD MIGHTY MITESSM FUND (the “Mighty Mites Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

Fees and Expenses of the Mighty Mites Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mighty Mites Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Mighty Mites Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Mighty Mites Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Mighty Mites Fund’s Statement of Additional Information (“SAI”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Mighty Mites Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Mighty Mites Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mites Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Mighty Mites Fund’s performance. During the most recent fiscal year, the Mighty Mites Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	200.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Mighty Mites Fund with the cost of investing in other mutual funds.
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Mighty Mites Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mighty Mites Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time of the Mighty Mites Fund’s initial investment.

The Mighty Mites Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Gabelli Funds, LLC, the Mighty Mites Fund’s sub-adviser (the “Gabelli Sub-Adviser”), believes informed investors would be willing to pay to acquire a company. The Gabelli Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Gabelli Sub-Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may want to invest in the Fund if:

•you are a long term investor

•you seek long term growth of capital

•you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

The Mighty Mites Fund’s share price will fluctuate with changes in the market value of the Mighty Mites Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Mighty Mites Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Mighty Mites Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Mighty Mites Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Mighty Mites Fund’s securities goes down, your investment in the Mighty Mites Fund decreases in value.

•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Mighty Mites Fund holds, then the value of the Mighty Mites Fund’s shares may decline.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index as well as another relevant index. As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future. Updated information on the Mighty Mites Fund’s results can be obtained by visiting www.gabelli.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TETON WESTWOOD MIGHTY MITES FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the calendar years shown in the bar chart, the highest return for a quarter was 28.37% (quarter ended December 31,2020) and the lowest return for a quarter was (30.50)% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Mighty Mites Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Mighty Mites Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

TETON WESTWOOD MIGHTY MITES FUND | Dow Jones U.S. Micro-Cap Total Stock Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.31%
5 Years	rr_AverageAnnualReturnYear05	11.50%
10 Years	rr_AverageAnnualReturnYear10	9.90%
TETON WESTWOOD MIGHTY MITES FUND | Lipper Small Cap Value Fund Average (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	7.76%
10 Years	rr_AverageAnnualReturnYear10	7.54%
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND - CLASS AAA
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEMMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	792
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	792
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,735
Annual Return 2011	rr_AnnualReturn2011	(5.80%)
Annual Return 2012	rr_AnnualReturn2012	18.22%
Annual Return 2013	rr_AnnualReturn2013	40.56%
Annual Return 2014	rr_AnnualReturn2014	0.81%
Annual Return 2015	rr_AnnualReturn2015	(6.27%)
Annual Return 2016	rr_AnnualReturn2016	22.08%
Annual Return 2017	rr_AnnualReturn2017	15.37%
Annual Return 2018	rr_AnnualReturn2018	(13.75%)
Annual Return 2019	rr_AnnualReturn2019	16.93%
Annual Return 2020	rr_AnnualReturn2020	10.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.50%)
1 Year	rr_AverageAnnualReturnYear01	10.02%
5 Years	rr_AverageAnnualReturnYear05	9.34%
10 Years	rr_AverageAnnualReturnYear10	8.74%
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND - CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.58%
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	7.70%
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND - CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	7.22%
10 Years	rr_AverageAnnualReturnYear10	7.00%
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND - CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WMMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 542
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	840
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,160
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,066
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	542
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	840
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,160
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,066
1 Year	rr_AverageAnnualReturnYear01	5.38%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	8.03%
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND - CLASS C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WMMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,534
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	8.52%
10 Years	rr_AverageAnnualReturnYear10	7.93%
TETON WESTWOOD MIGHTY MITES FUND | TETON WESTWOOD MIGHTY MITES FUND - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEIMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	660
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,455
1 Year	rr_AverageAnnualReturnYear01	10.29%
5 Years	rr_AverageAnnualReturnYear05	9.61%
10 Years	rr_AverageAnnualReturnYear10	9.01%
TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” )
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TETON WESTWOOD SMALLCAP EQUITY FUND (the “SmallCap Equity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the SmallCap Equity Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the SmallCap Equity Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the SmallCap Equity Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the SmallCap Equity Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the SmallCap Equity Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The SmallCap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the SmallCap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the SmallCap Equity Fund’s performance. During the most recent fiscal year, the SmallCap Equity Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

(1)Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.25% for Class AAA shares, 1.25% for Class A shares, 2.00% for Class C shares,

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the SmallCap Equity Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price)

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may want to invest in the Fund if:

•you are a long term investor

•you seek growth of capital

•you seek investments in small capitalization growth stocks as part of your overall investment strategy

The SmallCap Equity Fund’s share price will fluctuate with changes in the market value of the SmallCap Equity Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell SmallCap Equity Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the SmallCap Equity Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the SmallCap Equity Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the SmallCap Equity Fund’s securities goes down, your investment in the SmallCap Equity Fund decreases in value.

•Financial Services Risk. The SmallCap Equity Fund may invest from time to time in securities issued by financial services companies. Financial services companies can be significantly affected by changing economic conditions, demand for consumer loans, refinancing activity and intense competition, including price competition. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indexes. As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future. Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.

Bar Chart [Heading]	rr_BarChartHeading	TETON WESTWOOD SMALLCAP EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the calendar years shown in the bar chart, the highest return for a quarter was 37.22% (quarter ended December 31, 2020) and the lowest return for a quarter was (35.70)% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of SmallCap Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their SmallCap Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs, (collectively, “IRAs”).

TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” ) | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.96%
5 Years	rr_AverageAnnualReturnYear05	13.26%
10 Years	rr_AverageAnnualReturnYear10	11.20%
TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” ) | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	9.65%
10 Years	rr_AverageAnnualReturnYear10	8.66%
TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” ) | TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS AAA
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WESCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,971
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	492
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,971
Annual Return 2011	rr_AnnualReturn2011	(5.92%)
Annual Return 2012	rr_AnnualReturn2012	8.37%
Annual Return 2013	rr_AnnualReturn2013	35.59%
Annual Return 2014	rr_AnnualReturn2014	(0.38%)
Annual Return 2015	rr_AnnualReturn2015	(4.71%)
Annual Return 2016	rr_AnnualReturn2016	31.15%
Annual Return 2017	rr_AnnualReturn2017	15.63%
Annual Return 2018	rr_AnnualReturn2018	(13.89%)
Annual Return 2019	rr_AnnualReturn2019	28.46%
Annual Return 2020	rr_AnnualReturn2020	10.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.70%)
1 Year	rr_AverageAnnualReturnYear01	10.93%
5 Years	rr_AverageAnnualReturnYear05	13.22%
10 Years	rr_AverageAnnualReturnYear10	9.34%
TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” ) | TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.93%
5 Years	rr_AverageAnnualReturnYear05	11.39%
10 Years	rr_AverageAnnualReturnYear10	7.81%
TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” ) | TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.47%
5 Years	rr_AverageAnnualReturnYear05	10.26%
10 Years	rr_AverageAnnualReturnYear10	7.29%
TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” ) | TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WWSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 522
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	872
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,292
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	522
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	872
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,246
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,292
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	12.03%
10 Years	rr_AverageAnnualReturnYear10	8.64%
TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” ) | TETON WESTWOOD SMALL CAP EQUITY FUND - CLASS C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WWSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,752
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	721
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,752
1 Year	rr_AverageAnnualReturnYear01	9.15%
5 Years	rr_AverageAnnualReturnYear05	12.38%
10 Years	rr_AverageAnnualReturnYear10	8.53%
TETON WESTWOOD SMALLCAP EQUITY FUND (the “ SmallCap Equity Fund ” ) | TETON WESTWOOD SMALL CAP EQUITY FUND - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WWSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,697
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	414
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	749
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,697
1 Year	rr_AverageAnnualReturnYear01	11.27%
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	9.62%
TETON Convertible Securities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Convertible Securities Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Convertible Securities Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Convertible Securities Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Convertible Securities Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Convertible Securities Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Convertible Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Convertible Securities Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Convertible Securities Fund’s performance. During the most recent fiscal year, the Convertible Securities Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

(1)Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Convertible Securities Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.15% for Class AAA shares, 1.15% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares. Under this same arrangement, the Convertible Securities Fund will carry forward, for

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Convertible Securities Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Convertible Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Convertible Securities Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Convertible Securities Fund invests, under normal circumstances, at least 80% of its net assets in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Convertible Securities Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may want to invest in the Fund if:

•you are a long term investor

•you seek a high level of current income as well as growth of capital

The Convertible Securities Fund’s share price will fluctuate with changes in the market value of the Convertible Securities Fund’s portfolio securities and changes in prevailing interest rates. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Convertible Securities Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Convertible Securities Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Convertible Securities Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.

•Credit Risk. The Convertible Securities Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Convertible Securities Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Convertible Securities Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

•Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Convertible Securities Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Convertible Securities Fund’s securities goes down, your investment in the Convertible Securities Fund decreases in value.

•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Convertible Securities Fund by showing changes in the Convertible Securities Fund’s performance from year to year, and by showing how the Convertible Securities Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and another relevant index. As with all mutual funds, the Convertible Securities Fund’s past performance (before and after taxes) does not predict how the Convertible Securities Fund will perform in the future. Updated information on the Convertible Securities Fund’s results can be obtained by visiting www.gabelli.com.

Bar Chart [Heading]	rr_BarChartHeading	TETON CONVERTIBLE SECURITIES FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the calendar years shown in the bar chart, the highest return for a quarter was 16.62% (quarter ended December 31, 2020) and the lowest return for a quarter was (13.48)% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Convertible Securities Fund shares to offset

TETON Convertible Securities Fund | ICE Bank of America Merrill Lynch U.S. Convertibles Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	46.22%
5 Years	rr_AverageAnnualReturnYear05	17.75%
10 Years	rr_AverageAnnualReturnYear10	12.58%
TETON Convertible Securities Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
TETON Convertible Securities Fund | TETON Convertible Securities Fund - CLASS AAA
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WESRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	837
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,882
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	465
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	837
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,882
Annual Return 2011	rr_AnnualReturn2011	2.57%
Annual Return 2012	rr_AnnualReturn2012	9.23%
Annual Return 2013	rr_AnnualReturn2013	27.32%
Annual Return 2014	rr_AnnualReturn2014	6.46%
Annual Return 2015	rr_AnnualReturn2015	(6.42%)
Annual Return 2016	rr_AnnualReturn2016	6.32%
Annual Return 2017	rr_AnnualReturn2017	17.56%
Annual Return 2018	rr_AnnualReturn2018	(0.86%)
Annual Return 2019	rr_AnnualReturn2019	24.43%
Annual Return 2020	rr_AnnualReturn2020	27.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.48%)
1 Year	rr_AverageAnnualReturnYear01	27.22%
5 Years	rr_AverageAnnualReturnYear05	14.42%
10 Years	rr_AverageAnnualReturnYear10	10.80%
TETON Convertible Securities Fund | TETON Convertible Securities Fund - CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.01%
5 Years	rr_AverageAnnualReturnYear05	13.18%
10 Years	rr_AverageAnnualReturnYear10	10.09%
TETON Convertible Securities Fund | TETON Convertible Securities Fund - CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.56%
5 Years	rr_AverageAnnualReturnYear05	11.10%
10 Years	rr_AverageAnnualReturnYear10	8.67%
TETON Convertible Securities Fund | TETON Convertible Securities Fund - CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 513
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	847
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,207
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	513
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	847
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,207
1 Year	rr_AverageAnnualReturnYear01	21.86%
5 Years	rr_AverageAnnualReturnYear05	13.21%
10 Years	rr_AverageAnnualReturnYear10	10.07%
TETON Convertible Securities Fund | TETON Convertible Securities Fund - CLASS C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	695
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,223
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,670
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	695
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,223
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,670
1 Year	rr_AverageAnnualReturnYear01	25.22%
5 Years	rr_AverageAnnualReturnYear05	13.55%
10 Years	rr_AverageAnnualReturnYear10	9.97%
TETON Convertible Securities Fund | TETON Convertible Securities Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WESIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	705
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,605
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	388
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	705
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,605
1 Year	rr_AverageAnnualReturnYear01	27.50%
5 Years	rr_AverageAnnualReturnYear05	14.72%
10 Years	rr_AverageAnnualReturnYear10	11.07%
TETON Convertible Securities Fund | TETON WESTWOOD BALANCED FUND - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBBIX
TETON WESTWOOD EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Equity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Equity Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Equity Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Equity Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Equity Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corp., the Equity Fund’s sub-adviser (the “Westwood Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Westwood Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Westwood Sub-Adviser closely monitors the issuers and will sell a stock if the Westwood Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stock declines 15% in the first forty-five days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may want to invest in the Fund if:

•you are a long term investor

•you seek growth of capital

•you seek a fund with a growth orientation as part of your overall investment plan

The Equity Fund’s share price will fluctuate with changes in the market value of the Equity Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Equity Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Equity Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Equity Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Equity Fund’s securities goes down, your investment in the Equity Fund decreases in value.

•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

•Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Equity Fund holds, then the value of the Equity Fund’s shares could go down.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.

Bar Chart [Heading]	rr_BarChartHeading	TETON WESTWOOD EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the calendar years shown in the bar chart, the highest return for a quarter was 13.14% (quarter ended December 31, 2011) and the lowest return for a quarter was (23.52)% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

TETON WESTWOOD EQUITY FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND - CLASS AAA
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WESWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,933
Annual Return 2011	rr_AnnualReturn2011	(1.49%)
Annual Return 2012	rr_AnnualReturn2012	15.34%
Annual Return 2013	rr_AnnualReturn2013	29.93%
Annual Return 2014	rr_AnnualReturn2014	11.47%
Annual Return 2015	rr_AnnualReturn2015	(0.67%)
Annual Return 2016	rr_AnnualReturn2016	10.30%
Annual Return 2017	rr_AnnualReturn2017	20.23%
Annual Return 2018	rr_AnnualReturn2018	(6.68%)
Annual Return 2019	rr_AnnualReturn2019	26.93%
Annual Return 2020	rr_AnnualReturn2020	2.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.52%)
1 Year	rr_AverageAnnualReturnYear01	2.34%
5 Years	rr_AverageAnnualReturnYear05	9.96%
10 Years	rr_AverageAnnualReturnYear10	10.09%
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND - CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	7.59%
10 Years	rr_AverageAnnualReturnYear10	8.41%
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND - CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.13%
5 Years	rr_AverageAnnualReturnYear05	7.61%
10 Years	rr_AverageAnnualReturnYear10	8.04%
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND - CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEECX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 559
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	894
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,251
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,255
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	559
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	894
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,251
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,255
1 Year	rr_AverageAnnualReturnYear01	(1.98%)
5 Years	rr_AverageAnnualReturnYear05	8.80%
10 Years	rr_AverageAnnualReturnYear10	9.38%
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND - CLASS C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEQCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 341
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,270
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,716
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	241
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,270
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,716
1 Year	rr_AverageAnnualReturnYear01	0.61%
5 Years	rr_AverageAnnualReturnYear05	9.16%
10 Years	rr_AverageAnnualReturnYear10	9.27%
TETON WESTWOOD EQUITY FUND | TETON WESTWOOD EQUITY FUND - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	140
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	437
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	755
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,657
1 Year	rr_AverageAnnualReturnYear01	2.61%
5 Years	rr_AverageAnnualReturnYear05	10.24%
10 Years	rr_AverageAnnualReturnYear10	10.35%
TETON WESTWOOD BALANCED FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Balanced Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Balanced Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Balanced Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Balanced Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Balanced Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corp., the Balanced Fund’s sub-adviser (the “Westwood Sub-Adviser”) will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Westwood Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Westwood Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Westwood Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Balanced Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may want to invest in the Fund if:

•you are a long term investor

•you seek both growth of capital and current income

•you want participation in market growth with some emphasis on preserving assets in “down” markets

The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund’s share price will fluctuate with changes in the market value of the Balanced Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Balanced Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Balanced Fund involves the following risks:

• Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Credit Risk. The Balanced Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Balanced Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Balanced Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.

Bar Chart [Heading]	rr_BarChartHeading	TETON WESTWOOD BALANCED FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the calendar years shown in the bar chart, the highest return for a quarter was 8.26% (quarter ended June 30, 2020) and the lowest return for a quarter was (13.61)% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Balanced Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Balanced Fund shares through tax-

TETON WESTWOOD BALANCED FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
TETON WESTWOOD BALANCED FUND | Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	4.19%
TETON WESTWOOD BALANCED FUND | 60% S&P 500 Index and 40% Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.61%
5 Years	rr_AverageAnnualReturnYear05	11.12%
10 Years	rr_AverageAnnualReturnYear10	10.00%
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND - CLASS AAA
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.42%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,702
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	449
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	776
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,702
Annual Return 2011	rr_AnnualReturn2011	1.21%
Annual Return 2012	rr_AnnualReturn2012	10.71%
Annual Return 2013	rr_AnnualReturn2013	17.45%
Annual Return 2014	rr_AnnualReturn2014	7.69%
Annual Return 2015	rr_AnnualReturn2015	(0.28%)
Annual Return 2016	rr_AnnualReturn2016	6.96%
Annual Return 2017	rr_AnnualReturn2017	14.08%
Annual Return 2018	rr_AnnualReturn2018	(3.78%)
Annual Return 2019	rr_AnnualReturn2019	18.73%
Annual Return 2020	rr_AnnualReturn2020	4.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.61%)
1 Year	rr_AverageAnnualReturnYear01	4.61%
5 Years	rr_AverageAnnualReturnYear05	7.84%
10 Years	rr_AverageAnnualReturnYear10	7.00%
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND - CLASS AAA | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.34%
5 Years	rr_AverageAnnualReturnYear05	5.94%
10 Years	rr_AverageAnnualReturnYear10	5.84%
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND - CLASS AAA | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.78%
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND - CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEBCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 539
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,034
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	539
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	831
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,145
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,034
1 Year	rr_AverageAnnualReturnYear01	0.21%
5 Years	rr_AverageAnnualReturnYear05	6.70%
10 Years	rr_AverageAnnualReturnYear10	6.79%
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND - CLASS C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,503
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,503
1 Year	rr_AverageAnnualReturnYear01	2.86%
5 Years	rr_AverageAnnualReturnYear05	7.03%
10 Years	rr_AverageAnnualReturnYear10	6.70%
TETON WESTWOOD BALANCED FUND | TETON WESTWOOD BALANCED FUND - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	119
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	644
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,420
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	8.10%
10 Years	rr_AverageAnnualReturnYear10	7.76%